OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

February 1, 2012

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:	Oppenheimer International Bond Fund
Reg. No. 33-58383; File No. 811-07255

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 26, 2012.

Sincerely,

/s/Edward Gizzi
Edward Gizzi, Esq.
Vice President & Assistant Counsel

cc:	K&L Gates LLP
Taylor Edwards, Esq.
Gloria LaFond